RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) $ in Thousands, ¥ in Millions		1 Months Ended								12 Months Ended
		May 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Jan. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2006 USD ($)	Nov. 30, 2016 USD ($)	Nov. 30, 2015 USD ($)
Details of related party balances and transactions [Line Items]
Amounts due from related parties										$ 13,419	$ 16,484
Short-term Debt										37,202	106,919
Due from Related Parties			¥ 70							14,625	4,957	$ 751
Proceeds from Related Party Debt		$ 10,692	¥ 70							10,692
CEO [Member]
Details of related party balances and transactions [Line Items]
Face amount of debt															$ 69,468
Liu Guolan [Member]
Details of related party balances and transactions [Line Items]
Payments to Fund Long-term Loans to Related Parties													$ 167
Maturity period													10 years
Other Income										7,021
Proceeds from (Repayments of) Related Party Debt										7,188
SoFi [Member] | Series B shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments								$ 49,000
SoFi [Member] | Series D shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments							$ 20,789
SoFi [Member] | Series E preferred shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments						$ 22,331
SoFi [Member] | Series F Preferred Stock [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments					$ 150,000
SoFi Lending Corp. [Member] | Series 2012-A Senior Secured Refi Loan Notes [Member]
Details of related party balances and transactions [Line Items]
Purchases of Series 2012-A Senior Secured Refi Loan Notes									$ 10,000
Golden Axe [Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties	[1]										15,963
Amounts due from related parties excluding interest-free amount											$ 3,320
Interest rate (as a percent)											5.00%
Loan Settlement To Reduce of Payment For Investments				$ 4,905
Guaranteed by Chief Operating Officer [Member]
Details of related party balances and transactions [Line Items]
Short-term Debt														$ 7,202

[1]	The balance represents loans to Golden Axe. Since December 2014, the Company entered into a series of loan agreements with Golden Axe, pursuant to which, short-term loans with an aggregate amount of $15,804 were provided by the Company. Among the loans, $3,320 bears interest of 5% per annum and the rest is interest-free. In December 2015, Golden Axe became an equity investee of the Company. In January 2016, $4,905 of loans were forgiven in order to settle an equivalent portion of the consideration payable for the Company's investment in Golden Axe. In April 2016, Golden Axe repaid the remainder of the loan to the Company. See the related investment discussion at Note 9 (iv).